Receivables - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Contract Account	Dec. 31, 2016 USD ($) Contract Account	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 496	$ 623
Allowances for doubtful accounts	$ 109	104
Wholesale receivables interest free period	12 months
Wholesale receivables stated original maturities	24 months
Significant losses	$ 0	$ 0	$ 0
Contractual payments period	30 days
Receivables delinquency period	120 days
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts classified as TDRs | Contract	272	238
Finance lease receivable, pre-modification value	$ 9
Finance lease receivable, post-modification value	$ 8
Pre-modification value of retail and finance lease receivable contracts		$ 4
Post-modification value of retail and finance lease receivable contracts		$ 4
Number of accounts bankruptcy proceedings with no concession | Account	423	420
Bankruptcy proceeding amount concession not yet determined	$ 24	$ 24
EMEA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	11	23
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 19	$ 19
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	2 years
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	6 years